UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpaw Asset Management LP
Address: Four Greenwich Office Park

         Greenwich, Connecticut  06831

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Wyman
Title:     Managing Member of the GP, Southpaw Holdings LLC
Phone:     203.862.6200

Signature, Place, and Date of Signing:

     Kevin Wyman     Greenwich, Connecticut     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $256,962 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BLOCK H & R INC                COM              093671105     7062   380300 SH  PUT  SOLE                   380300
CADENCE DESIGN SYSTEM INC      COM              127387108     4685   275400 SH  PUT  SOLE                   275400
CARNIVAL CORP                  PUT              143658950     3492    78500 SH  PUT  SOLE                    78500
CBRL GROUP INC                 COM              12489V106     1244    38400 SH  CALL SOLE                    38400
CBRL GROUP INC                 COM              12489V106     1412    43600 SH  PUT  SOLE                    43600
CENTURY ALUM CO                COM              156431108     4536    84100 SH  PUT  SOLE                    84100
CITADEL BROADCASTING CORP      NOTE 1.875% 2/1  17285TAB2    16466 20080000 SH       SOLE                 20080000
D R HORTON INC                 COM              23331A109    25989  1973400 SH  PUT  SOLE                  1973400
DIEBOLD INC                    COM              253651103    12818   442300 SH  CALL SOLE                   442300
DIEBOLD INC                    COM              253651103     9642   332700 SH  PUT  SOLE                   332700
DOLLAR TREE STORES INC         COM              256747106     1047    40400 SH  PUT  SOLE                    40400
FAIR ISAAC CORP                NOTE 1.500% 8/1  303250AD6     2466  2500000 SH       SOLE                  2500000
FIBERTOWER CORP                COM              31567R100      673   295126 SH       SOLE                   295126
FIRST HORIZON NATL CORP        COM              320517105     6231   343300 SH  PUT  SOLE                   343300
FIRSTFED FINL CORP             COM              337907109     2092    58400 SH  PUT  SOLE                    58400
FLOWSERVE CORP                 COM              34354P105     1684    17500 SH  PUT  SOLE                    17500
FOOT LOCKER INC                COM              344849104     1605   117500 SH  PUT  SOLE                   117500
GENESCO INC                    COM              371532102     1872    49500 SH  CALL SOLE                    49500
HIMAX TECHNOLOGIES INC         SPONSORED ADR    43289P106      563   131900 SH  PUT  SOLE                   131900
IMMUCOR INC                    COM              452526106      357    10500 SH  CALL SOLE                    10500
IMMUCOR INC                    COM              452526106     2243    66000 SH  PUT  SOLE                    66000
ISHARES TR                     RUSL 2000 VALU   464287630    14096   200000 SH  CALL SOLE                   200000
KB HOME                        COM              48666K109    27546  1275300 SH  PUT  SOLE                  1275300
LIMITED BRANDS INC             COM              532716107     4380   231400 SH  PUT  SOLE                   231400
M D C HLDGS INC                COM              552676108     3780   101800 SH  PUT  SOLE                   101800
MZT HOLDINGS INC               COM              55405U108      199  2082529 SH       SOLE                  2082529
NATIONAL CITY CORP             COM              635405103     7407   450000 SH  PUT  SOLE                   450000
NEPHROS INC                    COM              640671103     1593  3185405 SH       SOLE                  3185405
NRG ENERGY INC                 COM NEW          629377508     3064    70700 SH  CALL SOLE                    70700
PIXELWORKS INC                 SDCV 1.750% 5/1  72581MAB3    11700 16250000 SH       SOLE                 16250000
REGIONS FINANCIAL CORP NEW     COM              7591EP100     7857   332200 SH  PUT  SOLE                   332200
REPLIGEN CORP                  COM              759916109     8799  1343396 SH       SOLE                  1343396
ROSETTA RESOURCES INC          COM              777779307     2525   127300 SH  CALL SOLE                   127300
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     3068    72300 SH  PUT  SOLE                    72300
SILICON GRAPHICS INC           COM NEW          827056300    10769   589127 SH       SOLE                   589127
SPANSION INC                   COM CL A         84649R101      871   221800 SH  CALL SOLE                   221800
STANDARD PAC CORP              NOTE 6.000%10/0  853763AA8     1763  3000000 SH       SOLE                  3000000
STANDARD PAC CORP NEW          COM              85375C101      600   179100 SH  PUT  SOLE                   179100
STAPLES INC                    COM              855030102     5627   243900 SH  PUT  SOLE                   243900
STARBUCKS CORP                 COM              855244109     1024    50000 SH  PUT  SOLE                    50000
STEAK N SHAKE CO               COM              857873103      254    23300 SH  PUT  SOLE                    23300
SYNOPSYS INC                   COM              871607107     2780   107200 SH  CALL SOLE                   107200
SYNOPSYS INC                   COM              871607107     2593   100000 SH  PUT  SOLE                   100000
TARGET CORP                    COM              87612E106     6530   130600 SH  PUT  SOLE                   130600
WASHINGTON MUT INC             COM              939322103     5895   433100 SH  PUT  SOLE                   433100
WELLS FARGO & CO NEW           COM              949746101     9057   300000 SH  PUT  SOLE                   300000
WHOLE FOODS MKT INC            COM              966837106     5006   122700 SH  PUT  SOLE                   122700